Share Capital, Share Premium And Other Capital Reserves - Summary of Share Capital and Share Premium (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of movement of Share capital and share premium [Line Items]
Beginning balance	₽ 817	₽ 3,236	₽ 3,346
Ending Balance	₽ 79,257	₽ 817	₽ 3,236
Ordinary shares [member]
Disclosure of movement of Share capital and share premium [Line Items]
Beginning balance	137,472,875	98,780,600
Issue of shares from a conversion of loans	23,484,183	38,692,275
Issue of shares in the IPO	37,950,000
Issue of shares in the private placement	4,500,000
Conversion of preference shares	322,900
Issue of Class A shares	2
Ending balance	203,729,960	137,472,875	98,780,600
Preference shares [member]
Disclosure of movement of Share capital and share premium [Line Items]
Beginning balance	134,575	91,675
Issue of shares upon exercise of share-based awards	188,325	42,900
Conversion of preference shares	(322,900)
Ending balance		134,575	91,675
Share capital [member]
Disclosure of movement of Share capital and share premium [Line Items]
Beginning balance	₽ 6	₽ 4	₽ 3
Issue of shares in the IPO	3
Issue of shares from a conversion of loans	2	2
Ending Balance	11	6	4
Share premium [member]
Disclosure of movement of Share capital and share premium [Line Items]
Beginning balance	32,053	15,484	9,999
Issue of shares in the IPO	85,899
Issue of shares in the private placement	10,186
Issue of shares from a conversion of loans	11,088	16,558
Issue of shares upon exercise of share-based awards	33	15	110
Transaction costs	(5,820)	(4)
Ending Balance	₽ 133,439	₽ 32,053	₽ 15,484